Net Fees and Commissions Income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income (expense) [Abstract]
Schedule of fee and commission income [Table Text Block]

Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Fees and commission received for brokerage	164,041	162,344	156,578
Fees and commission received related to credit	166,364	173,233	189,597
Fees and commission received for electronic finance	110,105	121,250	137,289
Fees and commission received on foreign exchange handling	58,383	60,433	61,756
Fees and commission received on foreign exchange	61,552	66,036	92,408
Fees and commission received for guarantee	65,779	65,254	71,106
Fees and commission received on credit card	1,072,423	598,705	548,580
Fees and commission received on securities business	80,872	96,379	113,346
Fees and commission from trust management	141,766	177,456	180,290
Fees and commission received on credit information	11,737	12,985	12,626
Other fees	136,176	146,689	145,750

Total	2,069,198	1,680,764	1,709,326

Schedule of fee and commission expense [Table Text Block]

Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Fees and commissions paid	164,834	174,669	189,789
Credit card commission	828,363	428,613	407,689
Brokerage commission	558	1,833	775
Others	4,977	5,675	8,445

Total	998,732	610,790	606,698